Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current Assets
Cash and cash equivalents	$ 5,363,207	$ 700,479
Accounts receivable, net of allowance for Current Expected Credit Loss ("CECL") - trade receivable of $251,616 and $Nil, respectively	24,909,952
Prepayments	451,523	122,013
Other receivables	38,931	14,805
Total Current Assets	30,763,613	837,297
Property and equipment, net	4,162,129	3,768,594
Non-Current Assets
Goodwill	1,482,975
Intangible assets, net	83,244	20,532
VAT credit	10,391	9,441
Deferred tax assets	56,337
Total Other Assets	1,632,947	29,973
Total Assets	36,558,689	4,635,864
Current Liabilities:
Accounts payable	25,136,481
Accrued expenses and other payables	42,453	41,799
Deferred income	11,043	4,126
Income tax payable	6,905
Series A warrants liabilities	4,655	333,657
Total Current Liabilities	25,201,537	379,582
Total Liabilities	25,201,537	379,582
Shareholders' Equity:
Ordinary shares: 5,100,000,000 shares authorized, par value: $0.875 per share, 2,160,890 and 18,884 Class A shares issued and outstanding as of June 30, 2026 and December 31, 2025, respectively; 211,657 and 11,658 Class B shares issued and outstanding as of June 30, 2026 and December 31, 2025, respectively	2,075,979	26,724
Additional paid in capital	13,825,799	7,747,232
Accumulated deficit	(5,030,485)	(3,875,615)
Accumulated other comprehensive income	155,160	357,941
Total equity attributable to owners of the Company	11,026,453	4,256,282
Non-controlling interest	330,699
Total Shareholders' Equity	11,357,152	4,256,282
Total Liabilities and Shareholders' Equity	$ 36,558,689	$ 4,635,864